Average Annual Total Returns	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class C One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Inception Date	Prospectus #1 Calvert Responsible Municipal Income Fund Class I One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Inception Date	Prospectus #3 Calvert Flexible Bond Fund Bloomberg US Universal Index One Year	Prospectus #3 Calvert Flexible Bond Fund Bloomberg US Universal Index Five Years	Prospectus #3 Calvert Flexible Bond Fund Bloomberg US Universal Index Life of Fund	Prospectus #3 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index One Year	Prospectus #3 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Five Years	Prospectus #3 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #3 Calvert Flexible Bond Fund Class A One Year	Prospectus #3 Calvert Flexible Bond Fund Class A Five Years	Prospectus #3 Calvert Flexible Bond Fund Class A Life of Fund	Prospectus #3 Calvert Flexible Bond Fund Class A Inception Date	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #3 Calvert Flexible Bond Fund Class C One Year	Prospectus #3 Calvert Flexible Bond Fund Class C Five Years	Prospectus #3 Calvert Flexible Bond Fund Class C Life of Fund	Prospectus #3 Calvert Flexible Bond Fund Class C Inception Date	Prospectus #3 Calvert Flexible Bond Fund Class I One Year	Prospectus #3 Calvert Flexible Bond Fund Class I Five Years	Prospectus #3 Calvert Flexible Bond Fund Class I Life of Fund	Prospectus #3 Calvert Flexible Bond Fund Class I Inception Date	Prospectus #3 Calvert Flexible Bond Fund Class R6 One Year	Prospectus #3 Calvert Flexible Bond Fund Class R6 Five Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 Life of Fund	Prospectus #3 Calvert Flexible Bond Fund Class R6 Inception Date	Prospectus #4 Calvert Global Real Estate Fund MSCI World Index One Year	Prospectus #4 Calvert Global Real Estate Fund MSCI World Index Life of Fund	Prospectus #4 Calvert Global Real Estate Fund FTSE EPRA Nareit Developed Extended Net Total Return Index One Year	Prospectus #4 Calvert Global Real Estate Fund FTSE EPRA Nareit Developed Extended Net Total Return Index Life of Fund	Prospectus #4 Calvert Global Real Estate Fund Class A One Year	Prospectus #4 Calvert Global Real Estate Fund Class A Life of Fund	Prospectus #4 Calvert Global Real Estate Fund Class A After Taxes on Distributions One Year	Prospectus #4 Calvert Global Real Estate Fund Class A After Taxes on Distributions Life of Fund	Prospectus #4 Calvert Global Real Estate Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Calvert Global Real Estate Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #4 Calvert Global Real Estate Fund Class C One Year	Prospectus #4 Calvert Global Real Estate Fund Class C Life of Fund	Prospectus #4 Calvert Global Real Estate Fund Class I One Year	Prospectus #4 Calvert Global Real Estate Fund Class I Life of Fund	Prospectus #4 Calvert Global Real Estate Fund Class R6 One Year	Prospectus #4 Calvert Global Real Estate Fund Class R6 Life of Fund	Prospectus #4 Calvert Global Real Estate Fund Class R6 Inception Date	Prospectus #5 Calvert Small/Mid-Cap Fund Russell 3000® Index One Year	Prospectus #5 Calvert Small/Mid-Cap Fund Russell 3000® Index Five Years	Prospectus #5 Calvert Small/Mid-Cap Fund Russell 3000® Index Ten Years	Prospectus #5 Calvert Small/Mid-Cap Fund Russell 2500TM Index One Year	Prospectus #5 Calvert Small/Mid-Cap Fund Russell 2500TM Index Five Years	Prospectus #5 Calvert Small/Mid-Cap Fund Russell 2500TM Index Ten Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A One Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class A Five Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A Ten Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class C One Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class C Five Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class C Ten Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class I One Year	Prospectus #5 Calvert Small/Mid-Cap Fund Class I Five Years	Prospectus #5 Calvert Small/Mid-Cap Fund Class I Ten Years
Total	6.40%	2.25%	3.03%	6.06%	2.04%	0.97%	2.01%	4.86%	2.00%	0.93%	1.99%	3.44%	2.26%	1.13%	2.05%	3.45%	3.71%	0.88%	none	1.24%	Jul. 15, 2015	5.75%	1.90%	2.60%	5.01%	Jul. 15, 2015	6.17%	1.44%	1.80%	5.01%	1.88%	1.35%	4.91%	2.99%	2.80%	Sep. 30, 2014	2.74%	1.47%	1.37%	2.85%	1.67%	1.53%	6.61%	2.90%	2.50%	Sep. 30, 2014	8.70%	3.93%	3.49%	Sep. 30, 2014	8.80%	4.03%	3.55%	May 01, 2019	23.79%	9.56%	8.72%	(6.30%)	4.95%	(9.88%)	4.00%	(10.78%)	2.90%	(7.85%)	8.88%	(7.66%)	11.11%	(6.65%)	10.97%	(6.72%)	Jun. 30, 2023	25.96%	15.15%	11.47%	17.42%	11.67%	8.36%	7.49%	8.89%	6.70%	7.33%	7.69%	5.32%	4.55%	7.04%	5.15%	11.58%	9.25%	6.47%	13.77%	10.34%	7.55%